Basis of Presentation and Summary of Significant Accounting Policies (Tables)	8 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of balance sheet
As of April 9, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$553,896,081		$553,896,081
Total liabilities	$66,145,110		$66,145,110
Class A common stock subject to possible redemption	482,750,970	69,249,030	552,000,000
Preferred stock	—	—	—
Class A common stock	692	(692)	—
Class B common stock	1,380	—	1,380
Additional paid-in capital	21,301,795	(21,301,795)	—
Accumulated deficit	(16,303,866)	(47,946,543)	(64,250,409)
Total stockholders’ equity (deficit)	$5,000,001	$(69,249,030)	$(64,249,029)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$553,896,081	$—	$553,896,081
As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$553,337,784		$553,337,784
Total liabilities	$81,123,261		$81,123,261
Class A common stock subject to possible redemption	467,214,520	84,785,480	552,000,000
Preferred stock	—	—	—
Class A common stock	848	(848)	—
Class B common stock	1,380	—	1,380
Additional paid-in capital	36,838,090	(36,838,090)	—
Retained earnings (accumulated deficit)	(31,840,315)	(47,946,543)	(79,786,858)
Total stockholders’ equity (deficit)	$5,000,003	$(84,785,481)	$(79,785,478)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$553,337,784	$—	$553,337,784

Schedule of statement of cash flows
	For the period from January 25, 2021 (inception) through June 30, 2021
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$482,750,970	$(482,750,970)	$—
Change in value of Class A common stock subject to possible redemption	$15,536,450	$(15,536,450)	$—

Schedule of weighted average shares outstanding and basic and diluted earnings per share
	Earnings Per Share for Class A common stock
	As Reported	Adjustment	As Adjusted
Three months ended June 30, 2021
Net loss	$(31,803,898)	$—	$(31,803,898)
Weighted average shares outstanding	55,200,000	(4,852,747)	50,347,253
Basic and diluted earnings per share	$0.00	$(0.50)	$(0.50)
For the period from January 25, 2021 (inception) through June 30, 2021
Net loss	$(31,840,315)	$—	$(31,840,315)
Weighted average shares outstanding	55,200,000	(23,819,178)	31,380,822
Basic and diluted earnings per share	$0.00	$(0.72)	$(0.72)
	Earnings Per Share for Class B common stock
	As Reported	Adjustment	As Adjusted
Three months ended June 30, 2021
Net loss	$(31,803,898)	$—	$(31,803,898)
Weighted average shares outstanding	13,641,758	—	13,641,758
Basic and diluted earnings per share	$0.23	$(0.73)	$(0.50)
For the period from January 25, 2021 (inception) through June 30, 2021
Net loss	$(31,840,315)	$—	$(31,840,315)
Weighted average shares outstanding	13,016,327	—	13,016,327
Basic and diluted earnings per share	$(2.33)	$1.61	$(0.72)

Schedule of basic and diluted net income (loss) per common share
	For the Three Months Ended September 30, 2021		For the Period From January 25, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock:
Numerator:
Allocation of net income (loss)	$5,235,452	$1,308,863	$(19,026,658)	$(6,269,343)
Denominator:
Basic and diluted weighted average common stock outstanding	55,200,000	13,800,000	40,418,410	13,317,992

Basic and diluted net income (loss) per common stock	$0.09	$0.09	$(0.47)	$(0.47)

EQRx, INC. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of statement of cash flows
	December 31,
	2020	2019
Cash and cash equivalents	$489,682	$18,478
Restricted cash	633	844
Total cash and restricted cash	$490,315	$19,322

Schedule of fair value recurring basis and level of inputs used in such measurements
	December 31, 2020
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	361,087	—	—	361,087	Level 1
Commercial bonds (due within 90 days)	32,059	—	—	32,059	Level 2
Commercial paper (due within 90 days)	94,536	—	—	94,536	Level 2
Total financial assets	$487,682	$—	$—	$487,682
	December 31, 2019
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial liabilities
Convertible promissory notes	$25,882	$—	$—	$25,882	Level 2
Total financial liabilities	$25,882	$—	$—	$25,882